UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 12, 2008


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $3,664,873 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107  116532  4404073 SH		SOLE			0  4022273  381800
ANHEUSER BUSCH COS INC		COMMON		035229103  197712  3182745 SH		SOLE			0  2884345  298400
AUTOMATIC DATA PROCESSIN	COMMON		053015103  278829  6654637 SH		SOLE			0  6071937  582700
BERKSHIRE HATHAWAY INC B	COMMON		084670207  123871    30875 SH		SOLE			0    28369    2506
COCA COLA CO			COMMON		191216100  255163  4908865 SH		SOLE			0  4482265  426600
DISNEY WALT CO			COM DISNEY	254687106  206797  6628124 SH		SOLE			0  6069067  559057
GENERAL ELEC CO			COMMON		369604103  238518  8936622 SH		SOLE			0  8140709  795913
GOLDMAN SACHS GROUP INC		COMMON		38141G104  232043  1326720 SH		SOLE			0  1211620  115100
INTERNATIONAL BUSINESS M	COMMON		459200101  354584  2991514 SH		SOLE			0  2727614  263900
JOHNSON & JOHNSON		COMMON		478160104  273870  4256600 SH		SOLE			0  3879500  377100
LOWES COS INC			COMMON		548661107  160603  7739900 SH		SOLE			0  7073100  666800
MICROSOFT CORP			COMMON		594918104  223271  8115978 SH		SOLE			0  7404578  711400
PEPSICO INC			COMMON		713448108  232087  3649742 SH		SOLE			0  3328842  320900
PROCTER & GAMBLE CO		COMMON		742718109  257307  4231320 SH		SOLE			0  3859320  372000
WAL MART STORES INC		COMMON		931142103  334805  5957378 SH		SOLE			0  5433278  524100
WELLS FARGO & CO NEW		COMMON		949746101  178881  7531851 SH		SOLE			0  6872051  659800

